SCHEDULE OF FINANCIAL INSTRUMENTS (Details) - CAD ($)	Jan. 31, 2022	Jan. 31, 2021	Feb. 01, 2020
Financial Instruments And Risks
Cash	$ 474,317	$ 60,486	$ 13,054
Accounts payable	87,938	100,658	316,398
Accrued liabilities	102,208	56,850	223,541
Due to related parties	57,254	90,117	9,636
Notes payable		$ 19,215	$ 32,356